Note 10 - Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of interest expense [text block]
	Year Ended December 31,
	2018	2017
Debt facilities (Note 19)	$10,389	$2,254
Equipment financing obligations (Note 20)	524	561
Accretion of decommissioning liabilities	1,495	935
Silver sales and other	628	521
	$13,036	$4,271